SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Technology [Member]
Weighted Average Annual Rate Othe Rintangible Assets	15.00%
Customer Relationships [Member]
Weighted Average Annual Rate Othe Rintangible Assets	14.00%